OPERATING DATA - Movement in Inventory Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Balance as of beginning of year	$ 1,079	$ 1,760	$ 1,168
Additions	178	294	726
Deductions / Releases	(236)	(878)	(212)
Foreign exchange and others	2	(97)	78
Balance as of end of year	$ 1,023	$ 1,079	$ 1,760